Note 11 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Voyage and Vessel Operating Expenses [Text Block]
11.	Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive loss are as follows:

Voyage Expenses	Year Ended December 31,
	2018	2019	2020
Port charges / other voyage expenses	1	678	1
Bunkers	18	830	659
Commissions (including $511, $829 and $761 respectively, to related party)	1,001	1,530	1,334
Total	1,020	3,038	1,994

Vessel Operating Expenses	Year Ended December 31,
	2018	2019	2020
Crew wages and related costs	10,185	15,771	14,532
Insurance	761	1,180	1,194
Repairs and maintenance (including $187, $247 and $60 respectively, to related party)	1,120	1,528	1,259
Spares and consumable stores	2,645	4,148	3,861
Registration and tonnage taxes (Note 13)	115	159	178
Total	14,826	22,786	21,024